SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 37,768	$ 33,837	$ 27,931
Cost of goods [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	8,256	8,764	8,332
Research and development, net [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	7,984	7,422	5,639
Marketing, general and administrative [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 21,528	$ 17,651	$ 13,960